Trade receivables	6 Months Ended
Jun. 30, 2023
Trade receivables
Trade receivables

Note 4    Trade receivables

(in millions of euros)	June 30, 2023	December 31, 2022
Net book value of trade receivables - in the opening balance	6,305	6,029
Business related variations	(202)	299
Changes in the scope of consolidation (1)	90	(3)
Translation adjustment	(10)	(76)
Reclassifications and other items	—	56
Net book value of trade receivables - in the closing balance	6,184	6,305
(1)In 2023, the change in scope of consolidation is mainly related to the integration of VOO (see Note 3.2).

(in millions of euros)	June 30, 2023	December 31, 2022
Net trade receivables, depreciated according to their age	1,332	1,191
Net trade receivables, depreciated according to other criteria	453	324
Net trade receivables past due	1,785	1,515
Net trade receivables not past due (1)	4,399	4,790
Net trade receivables	6,184	6,305
o/w short-term trade receivables	5,883	6,022
o/w long-term trade receivables (2)	301	283

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables.
(2)	Includes receivables from sales of handsets with payment on installments that are payable in more than 12 months and receivables from equipment financial lease offers for business.

The Group assessed the risk of non-recovery of trade receivables at June 30, 2023 and recognized impairment and losses on trade receivables in the income statement for an amount of (102) million euros over the period in the income statement ((74) million euros at June 30, 2022).

For Mobile Financial Services, the assessment of bank credit risk is described in Note 12.2.

Unchanged from December 31, 2022, Orange still considers that the concentration of counterparty risk related to customer accounts is limited due to the large number of customers, their diversity (residential, professional and large companies), their belonging to various sectors of the economy and their geographical dispersion in France and abroad.

The table below provides an analysis of the change in impairment of telecom activities trade receivables in the statement of financial position:

(in millions of euros)	June 30, 2023	December 31, 2022
Allowances on trade receivables - in the opening balance	(996)	(1,012)
Net addition with impact on income statement	(102)	(208)
Losses on trade receivables	121	218
Changes in the scope of consolidation(1)	(117)	(6)
Translation adjustment	2	16
Reclassifications and other items	(1)	(4)
Allowances on trade receivables - in the closing balance	(1,093)	(996)
(1)In 2023, the change in scope of consolidation is mainly related to the integration of VOO (see Note 3.2).

Sales of non-recourse operating receivables programs

Orange has set up non-recourse programs to sell its receivables due in installments in several countries. These are no longer recorded on the balance sheet. The receivables sold mainly concern Spain (of which a part has been sold to Orange Bank – see Note 12.1), Romania, Poland and France and amounted to approximately 385 million euros during the first semester 2023 and approximately 640 million euros at December 31, 2022.